Business Combination - Net Proceeds (Details) - USD ($) $ in Thousands		9 Months Ended
	Aug. 05, 2022	Sep. 30, 2022	Sep. 30, 2021
Reverse Recapitalization [Abstract]
Cash - DPCM trust and cash, net of redemptions	$ 9,130
Cash - PIPE Investment	40,000
Less: Non-cash net liabilities assumed from DPCM	(13,728)
Less: Transaction costs	(14,017)	$ (6,528)	$ 0
Net Business Combination and PIPE Investment	21,385
Add back: Non-cash net liabilities assumed from DPCM	13,728
Add back: Accrued transaction costs	2,459
Net cash contribution from Business Combination and PIPE Investment	$ 37,572